CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 154		$ 118
Ordinary Shares, par value per share | ₪ / shares		₪ 0.65		₪ 0.65
Ordinary Shares, shares authorized	6,000,000		6,000,000
Ordinary Shares, shares issued	5,214,256		5,183,525
Ordinary Shares, shares outstanding	5,172,361		5,133,631
Treasury shares, shares	41,895		49,895